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                        SECURITIES ACT FILE NO. 33-36697
                    INVESTMENT COMPANY ACT FILE NO. 811-6166

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [_]

Pre-Effective Amendment No.                                            [_]

Post-Effective Amendment No. 14                                        [x]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [_]

Amendment No. 16                                                       [x]

                        (Check appropriate box or boxes)
                                ----------------

                              THE FAHNESTOCK FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   125 Broad Street, New York, New York    10004
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             (Address of Principal Executive Offices)   (Zip Code)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (212) 668-8000

                               Albert G. Lowenthal
                              Fahnestock & Co. Inc
                                125 Broad Street
                            New York, New York 10004
                    (NAME AND ADDRESS OF AGENT FOR SERVICES)
                                ----------------

                                   Copies to:

                    Faith Colish, A Professional Corporation
                                 63 Wall Street
                            New York, New York 10005


Approximate Date of Proposed Public Offering:     Continuous

It is proposed that this filing will become effective (check appropriate box):

[X]  immediately upon filing pursuant to paragraph (b)

[ ]  on May 1, 1999 pursuant to paragraph (b)

[_]  60 days after filing pursuant to paragraph (a)(1)

[_]  on __________ pursuant to paragraph (a)(1)

[_]  75 days after filing pursuant to paragraph (a)(2)

[_]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 18th day of May, 1999.

                                       THE FAHNESTOCK FUNDS


                                       By: /s/ Albert G. Lowenthal
                                           -----------------------------------
                                           Albert G. Lowenthal, Chairman

     Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                         Title                           Date
----------                        -----                           ----


/s/ Albert G. Lowenthal           Trustee, Chairman               May 18, 1999
---------------------------       of Board of Trustees
Albert G. Lowenthal,              (Chief Executive Officer)
as officer and Trustee


/s/ Richard Wohlman               Treasurer (Chief                May 18, 1999
---------------------------       Financial and
Richard Wohlman, as               Accounting Officer)
officer and not
individually


/s/ Michael Mendelson             Trustee and President           May 18, 1999
---------------------------
Michael Mendelson,
as officer and Trustee
and not individually


/s/ Keith Gunzenhauser            Trustee                         May 18, 1999
---------------------------
Keith Gunzenhauser,
as Trustee only and
not individually


/s/ Richard Landau                Trustee                         May 18, 1999
---------------------------
Richard E. Landau,
as Trustee only and
not individually


/s/ James D. McQuaid              Trustee                         May 18, 1999
---------------------------
James D. McQuaid,
as Trustee only and
not individually